Unaudited Condensed Consolidated Income Statements - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
IFRS Statement [Line Items]
Interest income		€ 56,838	€ 49,922
Interest expense		(33,381)	(29,002)
Interest income/ (charges)		23,457	20,920
Dividend income		493	382
Income from companies accounted for using the equity method		303	296
Commission income		8,738	8,277
Commission expense		(2,261)	(2,174)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		20	22
Gain or losses on financial assets and liabilities held for trading, net		441	263
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		314	26
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net		427	(194)
Gain or losses from hedge accounting, net		14	108
Exchange differences, net		(259)	1,077
Other operating income	[1]	409	480
Other operating expenses		(1,391)	(1,504)
Income from insurance and reinsurance contracts		249	414
Expenses from insurance and reinsurance contracts		(239)	(383)
Total income		30,715	28,010
Administrative expenses		(11,257)	(10,873)
Staff costs		(7,061)	(6,603)
Other general and administrative expenses		(4,196)	(4,270)
Depreciation and amortisation cost		(1,656)	(1,606)
Provisions or reversal of provisions, net		(1,762)	(1,330)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(6,577)	(6,237)
Impairment of investments in subsidiaries, joint ventures and associates, net		0	0
Impairment on non-financial assets, net		(290)	(92)
Tangible assets		(183)	(78)
Intangible assets		(105)	(5)
Others		(2)	(9)
Gain or losses on non financial assets and investments, net		366	277
Gains or losses on non-current assets held for sale not classified as discontinued operations		(31)	(59)
Operating profit/(loss) before tax		9,508	8,090
Tax expense or income from continuing operations		(2,916)	(2,281)
Profit/(loss) for the period from continuing operations		6,592	5,809
Profit/( loss) after tax from discontinued operations		0	0
Profit/(loss) for the period		6,592	5,809
Profit attributable to non-controlling interests		533	568
Profit/(loss) attributable to the parent		€ 6,059	€ 5,241
Earnings/(losses) per share
Basic (in euro per share)		€ 0.37	€ 0.31
Diluted (in euro per share)		€ 0.37	€ 0.31
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		€ 63	€ 16
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income		3,426	3,629
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(8)	6
Financial assets at amortised cost
IFRS Statement [Line Items]
Interest income		42,198	37,503
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		(43)	6
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications		(6,569)	(6,243)
Other interest income
IFRS Statement [Line Items]
Interest income		11,214	8,790
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0	0
Reclassification of financial assets at amortised cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		441	263
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		€ 314	€ 26

[1]	Includes EUR -687 million at 30 June 2024 (EUR -574 million at 30 June 2023) derived from the net monetary loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.